Shareholder Report, Holdings (Details)	Jun. 30, 2024
Oil, Gas Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF Stock Index Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Stock Index Portfolio (Class III) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PSF Stock Index Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PSF Stock Index Portfolio (Class III) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PSF Stock Index Portfolio (Class III) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF Stock Index Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF Stock Index Portfolio (Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF Stock Index Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF Stock Index Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF Stock Index Portfolio (Class III) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF Stock Index Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Stock Index Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Stock Index Portfolio (Class III) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Stock Index Portfolio (Class III) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Stock Index Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Stock Index Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio (Class III) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Stock Index Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF Stock Index Portfolio (Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Stock Index Portfolio (Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Stock Index Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Stock Index Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Stock Index Portfolio (Class III) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Stock Index Portfolio (Class III) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Stock Index Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Stock Index Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Stock Index Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Stock Index Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Stock Index Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Stock Index Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Stock Index Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Stock Index Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Stock Index Portfolio (Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Stock Index Portfolio (Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio (Class III) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio (Class III) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Stock Index Portfolio (Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio (Class III) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio (Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Stock Index Portfolio (Class III) | Air Freight and Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Stock Index Portfolio (Class III) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Stock Index Portfolio (Class III) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Stock Index Portfolio (Class III) | Textiles, Apparel and Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Stock Index Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Stock Index Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Stock Index Portfolio (Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Stock Index Portfolio (Class III) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Stock Index Portfolio (Class III) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Stock Index Portfolio (Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Stock Index Portfolio (Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Stock Index Portfolio (Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Stock Index Portfolio (Class III) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Stock Index Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Stock Index Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Real Estate Management and Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Stock Index Portfolio (Class III) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Stock Index Portfolio (Class III) | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Stock Index Portfolio (Class III) | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Stock Index Portfolio (Class III) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Stock Index Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF Stock Index Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF STOCK INDEX PORTFOLIO Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PSF STOCK INDEX PORTFOLIO Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF STOCK INDEX PORTFOLIO Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF STOCK INDEX PORTFOLIO Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF STOCK INDEX PORTFOLIO Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF STOCK INDEX PORTFOLIO Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF STOCK INDEX PORTFOLIO Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO Class I | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF STOCK INDEX PORTFOLIO Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO Class I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO Class I | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO Class I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO Class I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO Class I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO Class I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF STOCK INDEX PORTFOLIO Class I | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF STOCK INDEX PORTFOLIO Class I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF STOCK INDEX PORTFOLIO Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF STOCK INDEX PORTFOLIO Class I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF STOCK INDEX PORTFOLIO Class I | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF STOCK INDEX PORTFOLIO Class I | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF STOCK INDEX PORTFOLIO Class I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF STOCK INDEX PORTFOLIO Class I | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF STOCK INDEX PORTFOLIO Class I | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF STOCK INDEX PORTFOLIO Class I | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF STOCK INDEX PORTFOLIO Class I | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF STOCK INDEX PORTFOLIO Class I | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF STOCK INDEX PORTFOLIO Class I | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF STOCK INDEX PORTFOLIO Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF STOCK INDEX PORTFOLIO Class I | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF STOCK INDEX PORTFOLIO Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
PSF STOCK INDEX PORTFOLIO Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PSF STOCK INDEX PORTFOLIO Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF STOCK INDEX PORTFOLIO Class I | Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF STOCK INDEX PORTFOLIO Class I | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF STOCK INDEX PORTFOLIO Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF STOCK INDEX PORTFOLIO Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO Class I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO Class I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO Class I | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF STOCK INDEX PORTFOLIO Class I | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF STOCK INDEX PORTFOLIO Class I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF STOCK INDEX PORTFOLIO Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF STOCK INDEX PORTFOLIO Class I | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Small-Cap Stock Index Portfolio(Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF Small-Cap Stock Index Portfolio(Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF Small-Cap Stock Index Portfolio(Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF Small-Cap Stock Index Portfolio(Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Small-Cap Stock Index Portfolio(Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Small-Cap Stock Index Portfolio(Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class III) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class III) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Small-Cap Stock Index Portfolio(Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.80%)
PSF Small-Cap Stock Index Portfolio(Class III) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Small-Cap Stock Index Portfolio(Class III) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Small-Cap Stock Index Portfolio(Class III) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Small-Cap Stock Index Portfolio(Class III) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Small-Cap Stock Index Portfolio(Class III) | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF Small-Cap Stock Index Portfolio(Class III) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Small-Cap Stock Index Portfolio(Class III) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class III) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Small-Cap Stock Index Portfolio(Class III) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class III) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class III) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class III) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class III) | Paper & Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF Small-Cap Stock Index Portfolio(Class I) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF Small-Cap Stock Index Portfolio(Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Small-Cap Stock Index Portfolio(Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF Small-Cap Stock Index Portfolio(Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Small-Cap Stock Index Portfolio(Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Small-Cap Stock Index Portfolio(Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class I) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class I) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Small-Cap Stock Index Portfolio(Class I) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Small-Cap Stock Index Portfolio(Class I) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.80%)
PSF Small-Cap Stock Index Portfolio(Class I) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Small-Cap Stock Index Portfolio(Class I) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Small-Cap Stock Index Portfolio(Class I) | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF Small-Cap Stock Index Portfolio(Class I) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Small-Cap Stock Index Portfolio(Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Small-Cap Stock Index Portfolio(Class I) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Small-Cap Stock Index Portfolio(Class I) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Affiliated Mutual Funds (23.8% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Small-Cap Stock Index Portfolio(Class I) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Small-Cap Stock Index Portfolio(Class I) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Small-Cap Stock Index Portfolio(Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Paper & Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Small-Cap Stock Index Portfolio(Class I) | Entertainments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PSF PGIM Total Return Bond Portfolio (Class III) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PSF PGIM Total Return Bond Portfolio (Class III) | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PSF PGIM Total Return Bond Portfolio (Class III) | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PSF PGIM Total Return Bond Portfolio (Class III) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.20%)
PSF PGIM Total Return Bond Portfolio (Class III) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PSF PGIM Total Return Bond Portfolio (Class I) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PSF PGIM Total Return Bond Portfolio (Class I) | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PSF PGIM Total Return Bond Portfolio (Class I) | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PSF PGIM Total Return Bond Portfolio (Class I) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.20%)
PSF PGIM Total Return Bond Portfolio (Class I) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Jennison Value Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Value Portfolio (Class III) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM Jennison Value Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM Jennison Value Portfolio (Class III) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Value Portfolio (Class III) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Value Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM Jennison Value Portfolio (Class III) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM Jennison Value Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PSF PGIM Jennison Value Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM Jennison Value Portfolio (Class III) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Value Portfolio (Class III) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM Jennison Value Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM Jennison Value Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Value Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM Jennison Value Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Jennison Value Portfolio (Class III) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Value Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Value Portfolio (Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Value Portfolio (Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM Jennison Value Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Value Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Value Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Value Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM Jennison Value Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio (Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Value Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Value Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PSF PGIM Jennison Value Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PSF PGIM Jennison Value Portfolio (Class III) | Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Value Portfolio (Class II)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Value Portfolio (Class II) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM Jennison Value Portfolio (Class II) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM Jennison Value Portfolio (Class II) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Value Portfolio (Class II) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Value Portfolio (Class II) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM Jennison Value Portfolio (Class II) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM Jennison Value Portfolio (Class II) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PSF PGIM Jennison Value Portfolio (Class II) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM Jennison Value Portfolio (Class II) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Value Portfolio (Class II) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class II) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM Jennison Value Portfolio (Class II) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM Jennison Value Portfolio (Class II) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Value Portfolio (Class II) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM Jennison Value Portfolio (Class II) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Jennison Value Portfolio (Class II) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Value Portfolio (Class II) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Value Portfolio (Class II) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Value Portfolio (Class II) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM Jennison Value Portfolio (Class II) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Value Portfolio (Class II) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class II) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Value Portfolio (Class II) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class II) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Value Portfolio (Class II) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class II) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class II) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class II) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM Jennison Value Portfolio (Class II) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio (Class II) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Value Portfolio (Class II) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class II) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Value Portfolio (Class II) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PSF PGIM Jennison Value Portfolio (Class II) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PSF PGIM Jennison Value Portfolio (Class II) | Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Value Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Value Portfolio (Class I) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM Jennison Value Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM Jennison Value Portfolio (Class I) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Jennison Value Portfolio (Class I) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Jennison Value Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM Jennison Value Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM Jennison Value Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PSF PGIM Jennison Value Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM Jennison Value Portfolio (Class I) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM Jennison Value Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM Jennison Value Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM Jennison Value Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Value Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM Jennison Value Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Jennison Value Portfolio (Class I) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Value Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM Jennison Value Portfolio (Class I) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Value Portfolio (Class I) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM Jennison Value Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Value Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Value Portfolio (Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Value Portfolio (Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM Jennison Value Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Value Portfolio (Class I) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Value Portfolio (Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Jennison Value Portfolio (Class I) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Value Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PSF PGIM Jennison Value Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PSF PGIM Jennison Value Portfolio (Class I) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM Jennison Value Portfolio (Class I) | Entertainments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Jennison Value Portfolio (Class I) | Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226559 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000226559 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000226559 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000226559 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000226559 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000226559 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000226559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000226559 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000226559 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226559 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226559 [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226559 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226559 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000226559 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000226559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000226559 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000226559 [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000226559 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000226559 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000226559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000226559 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226559 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000226559 [Member] | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226559 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000226559 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226559 [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000226559 [Member] | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226559 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000013886 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000013886 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013886 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000013886 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013886 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000013886 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013886 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013886 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013886 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000013886 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000013886 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000013886 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000013886 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013886 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000013886 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013886 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000013886 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013886 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000013886 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013886 [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000013886 [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000013886 [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000013886 [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000013886 [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013886 [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013886 [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013886 [Member] | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013886 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000005698 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005698 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005698 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005698 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005698 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005698 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005698 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005698 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005698 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005698 [Member] | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005698 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005698 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005698 [Member] | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005698 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005698 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005698 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005698 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005698 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005698 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005698 [Member] | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000005698 [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000005698 [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005698 [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005698 [Member] | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005698 [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005698 [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005698 [Member] | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005698 [Member] | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Jennison Blend Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PSF PGIM Jennison Blend Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM Jennison Blend Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM Jennison Blend Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Blend Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PSF PGIM Jennison Blend Portfolio (Class III) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
PSF PGIM Jennison Blend Portfolio (Class III) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio (Class III) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM Jennison Blend Portfolio (Class III) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class III) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio (Class III) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class III) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Jennison Blend Portfolio (Class III) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class II)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio (Class II) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PSF PGIM Jennison Blend Portfolio (Class II) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class II) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM Jennison Blend Portfolio (Class II) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class II) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class II) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM Jennison Blend Portfolio (Class II) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio (Class II) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Blend Portfolio (Class II) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class II) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class II) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio (Class II) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class II) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class II) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class II) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PSF PGIM Jennison Blend Portfolio (Class II) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
PSF PGIM Jennison Blend Portfolio (Class II) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio (Class II) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM Jennison Blend Portfolio (Class II) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class II) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio (Class II) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class II) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Jennison Blend Portfolio (Class II) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Jennison Blend Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PSF PGIM Jennison Blend Portfolio (Class I) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class I) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM Jennison Blend Portfolio (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM Jennison Blend Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM Jennison Blend Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM Jennison Blend Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Jennison Blend Portfolio (Class I) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Jennison Blend Portfolio (Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Jennison Blend Portfolio (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Jennison Blend Portfolio (Class I) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PSF PGIM Jennison Blend Portfolio (Class I) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
PSF PGIM Jennison Blend Portfolio (Class I) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM Jennison Blend Portfolio (Class I) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Jennison Blend Portfolio (Class I) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Jennison Blend Portfolio (Class I) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Jennison Blend Portfolio (Class I) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Jennison Blend Portfolio (Class I) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
PSF PGIM High Yield Bond Portfolio (Class III) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
PSF PGIM High Yield Bond Portfolio (Class III) | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
PSF PGIM High Yield Bond Portfolio (Class III) | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PSF PGIM High Yield Bond Portfolio (Class III) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PSF PGIM High Yield Bond Portfolio (Class III) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
PSF PGIM High Yield Bond Portfolio (Class I) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
PSF PGIM High Yield Bond Portfolio (Class I) | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
PSF PGIM High Yield Bond Portfolio (Class I) | NR [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PSF PGIM High Yield Bond Portfolio (Class I) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PSF PGIM High Yield Bond Portfolio (Class I) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Government Money Market Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Government Money Market Portfolio (Class III) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PSF PGIM Government Money Market Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Government Money Market Portfolio (Class III) | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Government Money Market Portfolio (Class III) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
PSF PGIM Government Money Market Portfolio (Class III) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
PSF PGIM Government Money Market Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Government Money Market Portfolio (Class I) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PSF PGIM Government Money Market Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Government Money Market Portfolio (Class I) | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Government Money Market Portfolio (Class I) | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
PSF PGIM Government Money Market Portfolio (Class I) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
PSF PGIM Government Income Portfolio (Class III) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PSF PGIM Government Income Portfolio (Class III) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	83.90%
PSF PGIM Government Income Portfolio (Class III) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PSF PGIM Government Income Portfolio (Class III) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Government Income Portfolio (Class I) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
PSF PGIM Government Income Portfolio (Class I) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	83.90%
PSF PGIM Government Income Portfolio (Class I) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PSF PGIM Government Income Portfolio (Class I) | Total Investments [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Flexible Managed Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Flexible Managed Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PSF PGIM Flexible Managed Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Flexible Managed Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Flexible Managed Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Flexible Managed Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Flexible Managed Portfolio (Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Flexible Managed Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Flexible Managed Portfolio (Class III) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Flexible Managed Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PSF PGIM Flexible Managed Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PSF PGIM Flexible Managed Portfolio (Class III) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Flexible Managed Portfolio (Class III) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Paper & Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Collateralized Loans Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Flexible Managed Portfolio (Class III) | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class III) | Residential Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Flexible Managed Portfolio (Class III) | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class III) | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class III) | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class III) | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class III) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class III) | Packaging & Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class III) | Office/Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Multi-National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Healthcare-Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Distribution/Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Machinery-Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Iron/Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class III) | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Flexible Managed Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PSF PGIM Flexible Managed Portfolio (Class I) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM Flexible Managed Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM Flexible Managed Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Flexible Managed Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Flexible Managed Portfolio (Class I) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM Flexible Managed Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM Flexible Managed Portfolio (Class I) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Flexible Managed Portfolio (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
PSF PGIM Flexible Managed Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PSF PGIM Flexible Managed Portfolio (Class I) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Flexible Managed Portfolio (Class I) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Paper & Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Collateralized Loans Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM Flexible Managed Portfolio (Class I) | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Flexible Managed Portfolio (Class I) | Residential Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Flexible Managed Portfolio (Class I) | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM Flexible Managed Portfolio (Class I) | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM Flexible Managed Portfolio (Class I) | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM Flexible Managed Portfolio (Class I) | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM Flexible Managed Portfolio (Class I) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM Flexible Managed Portfolio (Class I) | Packaging & Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Flexible Managed Portfolio (Class I) | Office/Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Multi-National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Healthcare-Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Distribution/Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Machinery-Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Environmental Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Iron/Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM Flexible Managed Portfolio (Class I) | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
PSF PGIM 50/50 Balanced Portfolio (Class III) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Collateralized Loans Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Residential Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Packaging & Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Office/Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Multi-National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Healthcare-Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Distribution/Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Trucking & Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class III) | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class III) | Forest Products & Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
PSF PGIM 50/50 Balanced Portfolio (Class I) | oils and gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Collateralized Loans Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Residential Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Credit Cards [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Packaging & Containers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Student Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Home Equity Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Office/Business Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Multi-National [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Healthcare-Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Distribution/Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Trucking & Leasing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM 50/50 Balanced Portfolio (Class I) | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM 50/50 Balanced Portfolio (Class I) | Forest Products & Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Natural Resources Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Natural Resources Portfolio (Class III) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.90%
PSF Natural Resources Portfolio (Class III) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PSF Natural Resources Portfolio (Class III) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF Natural Resources Portfolio (Class III) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Natural Resources Portfolio (Class III) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Natural Resources Portfolio (Class III) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Natural Resources Portfolio (Class III) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class III) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class III) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Natural Resources Portfolio (Class III) | GHANA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class III) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class III) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Natural Resources Portfolio (Class III) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class III) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class III) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
PSF Natural Resources Portfolio (Class III) | Liabilities in excess of other asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
PSF Natural Resources Portfolio (Class II)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Natural Resources Portfolio (Class II) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.90%
PSF Natural Resources Portfolio (Class II) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PSF Natural Resources Portfolio (Class II) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF Natural Resources Portfolio (Class II) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Natural Resources Portfolio (Class II) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Natural Resources Portfolio (Class II) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Natural Resources Portfolio (Class II) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class II) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class II) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Natural Resources Portfolio (Class II) | GHANA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class II) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class II) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Natural Resources Portfolio (Class II) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class II) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class II) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
PSF Natural Resources Portfolio (Class II) | Liabilities in excess of other asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
PSF Natural Resources Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Natural Resources Portfolio (Class I) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.90%
PSF Natural Resources Portfolio (Class I) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PSF Natural Resources Portfolio (Class I) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF Natural Resources Portfolio (Class I) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Natural Resources Portfolio (Class I) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Natural Resources Portfolio (Class I) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Natural Resources Portfolio (Class I) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class I) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Natural Resources Portfolio (Class I) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Natural Resources Portfolio (Class I) | GHANA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class I) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Natural Resources Portfolio (Class I) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Natural Resources Portfolio (Class I) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class I) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Natural Resources Portfolio (Class I) | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
PSF Natural Resources Portfolio (Class I) | Liabilities in excess of other asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
PSF Mid-Cap Growth Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Mid-Cap Growth Portfolio (Class III) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF Mid-Cap Growth Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PSF Mid-Cap Growth Portfolio (Class III) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF Mid-Cap Growth Portfolio (Class III) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Mid-Cap Growth Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PSF Mid-Cap Growth Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class III) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Mid-Cap Growth Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PSF Mid-Cap Growth Portfolio (Class III) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Mid-Cap Growth Portfolio (Class III) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF Mid-Cap Growth Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PSF Mid-Cap Growth Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF Mid-Cap Growth Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF Mid-Cap Growth Portfolio (Class III) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Mid-Cap Growth Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF Mid-Cap Growth Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Mid-Cap Growth Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class III) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF Mid-Cap Growth Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF Mid-Cap Growth Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF Mid-Cap Growth Portfolio (Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Mid-Cap Growth Portfolio (Class III) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class III) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Mid-Cap Growth Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Mid-Cap Growth Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class III) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class III) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class III) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class III) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Mid-Cap Growth Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
PSF Mid-Cap Growth Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
PSF Mid-Cap Growth Portfolio (Class III) | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class II)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Mid-Cap Growth Portfolio (Class II) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF Mid-Cap Growth Portfolio (Class II) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PSF Mid-Cap Growth Portfolio (Class II) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF Mid-Cap Growth Portfolio (Class II) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Mid-Cap Growth Portfolio (Class II) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PSF Mid-Cap Growth Portfolio (Class II) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class II) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class II) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Mid-Cap Growth Portfolio (Class II) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class II) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PSF Mid-Cap Growth Portfolio (Class II) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Mid-Cap Growth Portfolio (Class II) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF Mid-Cap Growth Portfolio (Class II) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class II) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PSF Mid-Cap Growth Portfolio (Class II) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF Mid-Cap Growth Portfolio (Class II) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class II) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF Mid-Cap Growth Portfolio (Class II) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Mid-Cap Growth Portfolio (Class II) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF Mid-Cap Growth Portfolio (Class II) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Mid-Cap Growth Portfolio (Class II) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class II) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF Mid-Cap Growth Portfolio (Class II) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class II) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF Mid-Cap Growth Portfolio (Class II) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class II) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class II) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF Mid-Cap Growth Portfolio (Class II) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Mid-Cap Growth Portfolio (Class II) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class II) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class II) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Mid-Cap Growth Portfolio (Class II) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Mid-Cap Growth Portfolio (Class II) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class II) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class II) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class II) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class II) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class II) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class II) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class II) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Mid-Cap Growth Portfolio (Class II) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
PSF Mid-Cap Growth Portfolio (Class II) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
PSF Mid-Cap Growth Portfolio (Class II) | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Mid-Cap Growth Portfolio (Class I) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF Mid-Cap Growth Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PSF Mid-Cap Growth Portfolio (Class I) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF Mid-Cap Growth Portfolio (Class I) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Mid-Cap Growth Portfolio (Class I) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PSF Mid-Cap Growth Portfolio (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF Mid-Cap Growth Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PSF Mid-Cap Growth Portfolio (Class I) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF Mid-Cap Growth Portfolio (Class I) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF Mid-Cap Growth Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PSF Mid-Cap Growth Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF Mid-Cap Growth Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF Mid-Cap Growth Portfolio (Class I) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF Mid-Cap Growth Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF Mid-Cap Growth Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Mid-Cap Growth Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class I) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF Mid-Cap Growth Portfolio (Class I) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Mid-Cap Growth Portfolio (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF Mid-Cap Growth Portfolio (Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF Mid-Cap Growth Portfolio (Class I) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Mid-Cap Growth Portfolio (Class I) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Mid-Cap Growth Portfolio (Class I) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Mid-Cap Growth Portfolio (Class I) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF Mid-Cap Growth Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Mid-Cap Growth Portfolio (Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Mid-Cap Growth Portfolio (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class I) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class I) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class I) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Mid-Cap Growth Portfolio (Class I) | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Mid-Cap Growth Portfolio (Class I) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Mid-Cap Growth Portfolio (Class I) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF Mid-Cap Growth Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
PSF Mid-Cap Growth Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
PSF Mid-Cap Growth Portfolio (Class I) | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class III)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Global Portfolio (Class III) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PSF Global Portfolio (Class III) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF Global Portfolio (Class III) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF Global Portfolio (Class III) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF Global Portfolio (Class III) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF Global Portfolio (Class III) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Global Portfolio (Class III) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF Global Portfolio (Class III) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF Global Portfolio (Class III) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF Global Portfolio (Class III) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF Global Portfolio (Class III) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Global Portfolio (Class III) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF Global Portfolio (Class III) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Global Portfolio (Class III) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF Global Portfolio (Class III) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class III) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Global Portfolio (Class III) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio (Class III) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class III) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Global Portfolio (Class III) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class III) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class III) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class III) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Global Portfolio (Class III) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class III) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class III) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class III) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Global Portfolio (Class III) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class III) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Global Portfolio (Class III) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class III) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Global Portfolio (Class III) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class III) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class III) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class III) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Global Portfolio (Class III) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Global Portfolio (Class III) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio (Class III) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Global Portfolio (Class III) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Global Portfolio (Class III) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Global Portfolio (Class III) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class III) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class III) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class III) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class III) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio (Class III) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class III) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Global Portfolio (Class III) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF Global Portfolio (Class III) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF Global Portfolio (Class III) | Air Freight Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class III) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class III) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class III) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class III) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class III) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class III) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class I)
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF Global Portfolio (Class I) | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PSF Global Portfolio (Class I) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PSF Global Portfolio (Class I) | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF Global Portfolio (Class I) | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF Global Portfolio (Class I) | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF Global Portfolio (Class I) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF Global Portfolio (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF Global Portfolio (Class I) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF Global Portfolio (Class I) | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF Global Portfolio (Class I) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF Global Portfolio (Class I) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF Global Portfolio (Class I) | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF Global Portfolio (Class I) | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF Global Portfolio (Class I) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF Global Portfolio (Class I) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class I) | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF Global Portfolio (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio (Class I) | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class I) | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF Global Portfolio (Class I) | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class I) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class I) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class I) | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Global Portfolio (Class I) | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class I) | Life Sciences Tools and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF Global Portfolio (Class I) | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class I) | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Global Portfolio (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class I) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF Global Portfolio (Class I) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class I) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF Global Portfolio (Class I) | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class I) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF Global Portfolio (Class I) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class I) | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF Global Portfolio (Class I) | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Global Portfolio (Class I) | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF Global Portfolio (Class I) | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF Global Portfolio (Class I) | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PSF Global Portfolio (Class I) | Air Freight and Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class I) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF Global Portfolio (Class I) | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class I) | Trading Companies and Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF Global Portfolio (Class I) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Containers and Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class I) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class I) | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF Global Portfolio (Class I) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PSF Global Portfolio (Class I) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF Global Portfolio (Class I) | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF Global Portfolio (Class I) | Textiles, Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF Global Portfolio (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF Global Portfolio (Class I) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class I) | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF Global Portfolio (Class I) | Us Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF Global Portfolio (Class I) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF Global Portfolio (Class I) | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Less than 0.05%